Note 33 - Employee Benefits - Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) (Detail)	12 Months Ended
Dec. 31, 2024 EUR (€)
Benefit Payments [Domain Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted Average duration of defined benefit obligation in Years	11
Benefit Payments [Domain Member] | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted Average duration of defined benefit obligation in Years	11
Benefit Payments [Domain Member] | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted Average duration of defined benefit obligation in Years	15
Benefit Payments [Domain Member] | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted Average duration of defined benefit obligation in Years	9
Benefit Payments [Domain Member] | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Weighted Average duration of defined benefit obligation in Years	9
Payments in current reporting period
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	€ 799,000,000
Payments in current reporting period | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	539,000,000
Payments in current reporting period | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	113,000,000
Payments in current reporting period | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	85,000,000
Payments in current reporting period | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	62,000,000
Payments due within 1 year [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	858,000,000
Payments due within 1 year [Member] | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	565,000,000
Payments due within 1 year [Member] | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	128,000,000
Payments due within 1 year [Member] | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	89,000,000
Payments due within 1 year [Member] | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	76,000,000
Payments due between 1 and 2 years
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	862,000,000
Payments due between 1 and 2 years | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	568,000,000
Payments due between 1 and 2 years | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	135,000,000
Payments due between 1 and 2 years | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	92,000,000
Payments due between 1 and 2 years | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	67,000,000
Payments due between 2 and 3 years
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	894,000,000
Payments due between 2 and 3 years | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	587,000,000
Payments due between 2 and 3 years | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	146,000,000
Payments due between 2 and 3 years | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	91,000,000
Payments due between 2 and 3 years | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	70,000,000
Payments due between 3 and 4 years
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	925,000,000
Payments due between 3 and 4 years | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	600,000,000
Payments due between 3 and 4 years | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	156,000,000
Payments due between 3 and 4 years | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	96,000,000
Payments due between 3 and 4 years | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	73,000,000
Payments due between 4 and 5 years
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	950,000,000
Payments due between 4 and 5 years | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	615,000,000
Payments due between 4 and 5 years | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	168,000,000
Payments due between 4 and 5 years | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	95,000,000
Payments due between 4 and 5 years | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	72,000,000
Payments between 5 and 10 years
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	4,959,000,000
Payments between 5 and 10 years | Germany [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	3,211,000,000
Payments between 5 and 10 years | UK [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	911,000,000
Payments between 5 and 10 years | US [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	460,000,000
Payments between 5 and 10 years | Other [Member]
Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [Line Items]
Benefits Expected to be paid by the Retirement Benefit Plans	€ 377,000,000